Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation—The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Aurora was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Better issuing stock for the net assets of Aurora, accompanied by a recapitalization. All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. The financials of Better are presented here for all comparative periods.
In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in convertible preferred stock and stockholders’ equity (deficit) and cash flows. The results of operations and other information for the nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2023. The unaudited condensed consolidated financial statements presented herein should be read in conjunction with the audited consolidated financial statements and related notes of Better thereto for the year ended December 31, 2022.
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Consolidation
Consolidation—The accompanying condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The accompanying consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
Use of Estimates—The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include the fair value of mortgage loans held for sale, the fair value of derivative assets and liabilities, including bifurcated derivatives, interest rate lock commitments and forward sale commitments, the determination of a valuation allowance on the Company’s deferred tax assets, capitalization of internally developed software and its associated useful life, determination of fair value of the Company’s common stock, stock option and RSUs at grant date, the fair value of acquired intangible assets and goodwill, the provision for loan repurchase reserves, the incremental borrowing rate used in determining lease liabilities and warrant liabilities.
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include the fair value of mortgage loans held for sale, the fair value of derivative assets and liabilities, including bifurcated derivatives, interest rate lock commitments and forward sale commitments, the determination of a valuation allowance on the Company’s deferred tax assets, capitalization of internally developed software and its associated useful life, determination of fair value of the Company’s common stock, convertible preferred stock and convertible preferred stock warrants, stock option and RSUs at grant date, the fair value of acquired intangible assets and goodwill, the fair value of loan commitment asset, the provision for loan repurchase reserves, and the incremental borrowing rate used in determining lease liabilities.

Business Combinations
Business Combinations—The Company includes the financial results of businesses that the Company acquires from the date of acquisition. The Company records all assets acquired and liabilities assumed at fair value, with the excess of the purchase price over the aggregate fair values recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. During the measurement period the Company may record adjustments to the assets acquired and liabilities assumed. Transaction costs associated with business combinations are expensed as incurred.
The Company includes the financial results of businesses that the Company acquires from the date of acquisition. The Company records all assets acquired and liabilities assumed at fair value, with the excess of the purchase price over the aggregate fair values recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. During the measurement period the Company may record adjustments to the assets acquired and liabilities assumed. Transaction costs associated with business combinations are expensed as incurred.
Short-term investments
Short-term investments—Short term investments consist of fixed income securities, typically U.K. government treasury securities and U.K. government agency securities with maturities ranging from 91 days to one year. Management determines the appropriate classification of short-term investments at the time of purchase. Short-term investments reported as held-to-maturity are those investments which the Company has both the positive intent and ability to hold to maturity and are stated at amortized cost on the condensed consolidated balance sheets. All of the Company’s short term investments are classified as held to maturity. The Company has not recognized any impairments on these investments to date and any unrealized gains or losses on these investments are immaterial.

Allowance for Credit Losses
Allowance for Credit Losses - Held to Maturity (“HTM”) Short-term Investments—The Company's HTM Short-term investments are also required to utilize the Current Expected Credit Loss (“CECL”) approach to estimate expected credit losses. Management measures expected credit losses on short-term investments on a collective basis by major security types that share similar risk characteristics, such as financial asset type and collateral type adjusted for current conditions and reasonable and supportable forecasts. Management classifies the short term investments portfolio by security types, such as U.K. government agency.
The U.K. government treasury securities and U.K. government agency securities are issued by U.K. government entities and agencies. These securities are either explicitly or implicitly guaranteed by the U.K. government as to timely repayment of principal and interest, are highly rated by major rating agencies, and have a long history of no credit losses. Therefore, credit losses for these securities were immaterial as the Company does not currently expect any material credit losses.

Mortgage Loans Held for Sale, at Fair Value
Mortgage Loans Held for Sale, at Fair Value—The Company sells its mortgage loans held for sale (“LHFS”) to loan purchasers. These loans can be sold in one of two ways, servicing released, or servicing retained. If a loan is sold servicing released, the Company has sold all the rights to the loan and the associated servicing rights.
If a loan is sold servicing retained, the Company has sold the loan and kept the servicing rights, and thus the Company is responsible for collecting monthly principal and interest payments and performing certain escrow services for the borrower. The loan purchaser, in turn, pays a fee for these services. The Company generally sells all of its loans servicing released. For interim servicing, the Company engages a third-party sub-servicer to collect monthly payments and perform associated services.
LHFS consists of loans originated for sale by BMC. The Company elects the fair value option, in accordance with Accounting Standard Codification (“ASC”) 825 – Financial Instruments (“ASC 825”), for all LHFS with changes in fair value recorded in mortgage platform revenue, net in the condensed consolidated statements of operations and comprehensive loss. Management believes that the election of the fair value option for LHFS improves financial reporting by presenting the most relevant market indication of LHFS. The fair value of LHFS is based on market prices and yields at period end. The Company accounts for the gains or losses resulting from sales of mortgage loans based on the guidance of ASC 860-20 – Sales of Financial Assets (“ASC 860”).
The Company issues interest rate lock commitments (“IRLC”) to originate mortgage loans and the fair value of the IRLC, adjusted for the probability that a given IRLC will close and fund, is recognized within mortgage platform revenue, net. Subsequent changes in the fair value of the IRLC are measured at each reporting period within mortgage platform revenue, net until the loan is funded. When the loan is funded, the IRLC is derecognized and the LHFS is recognized based on the fair value of the loan. The LHFS is subsequently remeasured at fair value at each reporting period and the changes in fair value are included within mortgage platform revenue, net until the loan is sold on the secondary market. When the loan is sold on the secondary market, the LHFS is derecognized and the gain/(loss) is included within mortgage platform revenue, net based on the cash settlement.
LHFS are considered sold when the Company surrenders control over the loans. Control is considered to have been surrendered when the transferred loans have been isolated from the Company, are beyond the reach of the Company and its creditors, and the loan purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred loans. The Company typically considers the above criteria to have been met upon receipt of sales proceeds from the loan purchaser.
The Company sells its mortgage loans held for sale (“LHFS”) to loan purchasers. These loans can be sold in one of two ways, servicing released, or servicing retained. If a loan is sold servicing released, the Company has sold all the rights to the loan and the associated servicing rights.
If a loan is sold servicing retained, the Company has sold the loan and kept the servicing rights, and thus the Company is responsible for collecting monthly principal and interest payments and performing certain escrow services for the borrower. The loan purchaser, in turn, pays a fee for these services. The Company generally sells all of its loans servicing released. For interim servicing, the Company engages a third-party sub-servicer to collect monthly payments and perform associated services.
LHFS consists of loans originated for sale by BMC. The Company elects the fair value option, in accordance with Accounting Standard Codification (“ASC”) 825 – Financial Instruments (“ASC 825”), for all LHFS with changes in fair value recorded in mortgage platform revenue, net in the consolidated statements of operations and comprehensive loss. Management believes that the election of the fair value option for LHFS improves financial reporting by presenting the most relevant market indication of LHFS. The fair value of LHFS is based on market prices and yields at period end. The Company accounts for the gains or losses resulting from sales of mortgage loans based on the guidance of ASC 860-20 – Sales of Financial Assets (“ASC 860”).
The Company issues interest rate lock commitments (“IRLC”) to originate mortgage loans and the fair value of the IRLC, adjusted for the probability that a given IRLC will close and fund, is recognized within mortgage platform revenue, net. Subsequent changes in the fair value of the IRLC are measured at each reporting period within mortgage platform revenue, net until the loan is funded. When the loan is funded, the IRLC is derecognized and the LHFS is recognized based on the fair value of the loan. The LHFS is subsequently remeasured at fair value at each reporting period and the changes in fair value are included within mortgage platform revenue, net until the loan is sold on the secondary market. When the loan is sold on the secondary market, the LHFS is derecognized and the gain/(loss) is included within mortgage platform revenue, net based on the cash settlement.
LHFS are considered sold when the Company surrenders control over the loans. Control is considered to have been surrendered when the transferred loans have been isolated from the Company, are beyond the reach of the Company and its creditors, and the loan purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred loans. The Company typically considers the above criteria to have been met upon receipt of sales proceeds from the loan purchaser.

Loan Repurchase Reserve
Loan Repurchase Reserve—The Company sells LHFS in the secondary market and in connection with those sales, makes customary representations and warranties to the relevant loan purchasers about various characteristics of each loan, such as the origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local laws. In the event of a breach of its representations and warranties, the Company may be required to repurchase the loan with the identified defects.
The loan repurchase reserve on loans sold relates to expenses incurred due to the potential repurchase of loans, indemnification of losses based on alleged violations or representations and warranties, which are customary to the mortgage banking industry. Provisions for potential losses are charged to expenses and are included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. The loan repurchase reserve represents the Company’s estimate of the total losses expected to occur and is considered to be adequate by management based upon the Company’s evaluation of the potential exposure related to the loan sale agreements over the life of the associated loans sold. The Company records the loan repurchase reserve within other liabilities on the consolidated balance sheets.
The Company sells LHFS in the secondary market and in connection with those sales, makes customary representations and warranties to the relevant loan purchasers about various characteristics of each loan, such as the origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local laws. In the event of a breach of its representations and warranties, the Company may be required to repurchase the loan with the identified defects.The loan repurchase reserve on loans sold relates to expenses incurred due to the potential repurchase of loans, indemnification of losses based on alleged violations or representations and warranties, which are customary to the mortgage banking industry. Provisions for potential losses are charged to expenses and are included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. The loan repurchase reserve represents the Company’s estimate of the total losses expected to occur and is considered to be adequate by management based upon the Company’s evaluation of the potential exposure related to the loan sale agreements over the life of the associated loans sold. The Company records the loan repurchase reserve within other liabilities on the consolidated balance sheets.
Fair Value Measurements
Fair Value Measurements—Assets and liabilities recorded at fair value on a recurring basis on the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The price used to measure fair value is not adjusted for transaction costs. The principal market is the market in which the Company would sell or transfer the asset with the greatest volume and level of activity for the asset. In determining the principal market for an asset or liability, it is assumed that the Company has access to the market as of the measurement date. If no market for the asset exists, or if the Company does not have access to the principal market, a hypothetical market is used.
The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Unadjusted quoted market prices in active markets for identical assets or liabilities;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Assets and liabilities measured at fair value on a recurring basis include LHFS, derivative assets and liabilities, including IRLCs and forward sale commitments, MSRs, bifurcated derivatives, convertible preferred stock warrants and warrant liabilities. Common stock warrants are measured at fair value at issuance only and are classified as equity on the condensed consolidated balance sheets. When developing fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. However, for certain instruments, the Company must utilize unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in measuring fair value. In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon the Company’s own estimates, and the measurements reflect information and assumptions that management believes a market participant would use in pricing the asset or liability.
Upon the Closing of the Business Combination and issuance of the Post-Closing Convertible Notes, the Loan commitment asset was reclassified as a discount to the Post-Closing Convertible Notes and was amortized as part of interest expense over the term of the note.
Assets and liabilities recorded at fair value on a recurring basis on the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The price used to measure fair value is not adjusted for transaction costs. The principal market is the market in which the Company would sell or transfer the asset with the greatest volume and level of activity for the asset. In determining the principal market for an asset or liability, it is assumed that the Company has access to the market as of the measurement date. If no market for the asset exists, or if the Company does not have access to the principal market, a hypothetical market is used.
The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Unadjusted quoted market prices in active markets for identical assets or liabilities;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Assets and liabilities measured at fair value on a recurring basis include LHFS, derivative assets and liabilities, including IRLCs and forward sale commitments, MSRs, bifurcated derivatives, and convertible preferred stock warrants. Common stock warrants are measured at fair value at issuance only and are classified as equity on the consolidated balance sheets. When developing fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. However, for certain instruments, the Company must utilize unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in measuring fair value. In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon the Company’s own estimates, and the measurements reflect information and assumptions that management believes a market participant would use in pricing the asset or liability.

Loan Commitment Asset	The Merger Agreement, as discussed in Note 1, contains a commitment from SoftBank and the Sponsor to fund Post-Closing Convertible Notes, drawn at the Company’s discretion, available when certain criteria is met such as the closing of the Merger. The Company determined that the commitment represented a freestanding financial instrument (loan commitment asset) and was accounted for at fair value at inception in November 2021 and will not be remeasured to fair value in subsequent periods. The loan commitment asset will be assessed for impairment if there are events or circumstances that indicate that it is probable that the asset has been impaired. As both parties with the commitment to fund the Post-Closing Convertible notes are considered related parties and the terms of the Post-Closing Convertible Notes are not considered at market terms, the “Loan Commitment Asset” is considered a capital contribution from those parties and was recognized within additional-paid-in capital at inception in the consolidated balance sheets in the amount of $121.7 million as of December 31, 2021. During the year ended December 31, 2022, the Company recognized $105.6 million of impairment on the loan commitment asset with $16.1 million remaining on the consolidated balance sheets, see Note 4. Upon the closing of the Merger and the Post-Closing Convertible Notes are issued, the Loan Commitment Asset will be considered a discount to the Post-Closing Convertible Notes and will be amortized as part of interest expense over the term of the note.
Debt	Warehouse Lines of Credit—Warehouse lines of credit represent the outstanding balance of the Company’s warehouse borrowings collateralized by mortgage loans held for sale or related borrowings collateralized by restricted cash. Generally, warehouse lines of credit are used as interim, short-term financing which bears interest at a fixed margin over an index rate, such as the Secured Oversight Financing Rate (“SOFR”). The outstanding balance of the Company’s warehouse lines of credit will fluctuate based on its lending volume. The advances received under the warehouse lines of credit are based upon a percentage of the fair value or par value of the mortgage loans collateralizing the advance, depending upon the type of mortgage loan. Should the fair value of the pledged mortgage loans decline, the warehouse provider may require the Company to provide additional cash collateral or mortgage loans to maintain the required collateral level under the relevant warehouse line. Post-Closing Convertible Notes—As part of the Closing of the Business Combination, the Company issued convertible notes. Upon initial issuance, convertible notes are evaluated for redemption and conversion features that could result in embedded derivatives that require bifurcation from the notes. Upon initial issuance, any embedded derivatives are measured at fair value. Convertible notes proceeds are allocated between the carrying value of the notes and the fair value of embedded derivatives on the initial issuance date. Any portion of proceeds allocated to embedded derivatives are treated as reductions in, or discounts to, the carrying value of the convertible notes on the issuance date. Embedded derivatives are adjusted to fair value at each reporting period, with the change in fair value included within the consolidated statements of operations and comprehensive income (loss).
Corporate Line of Credit, net of discount and debt issuance costs—The Company had a line of credit arrangement with a third-party lender. Debt and other related issuance costs are deferred and amortized through the maturity date of the line of credit as interest and amortization on non-funding debt expense. Any modifications of the line of credit arrangement are analyzed as to whether they are an extinguishment or modification of debt on a lender-by-lender basis, which is determined by whether (1) the lender remains the same, and (2) the change in the debt terms is considered substantial. Gains and losses on debt modifications that are considered extinguishments are recognized in current earnings. Debt modifications that are not considered extinguishments are accounted for prospectively through yield adjustments, based on the revised terms (see Note 10).
Warehouse lines of credit represent the outstanding balance of the Company’s warehouse borrowings collateralized by mortgage loans held for sale or related borrowings collateralized by restricted cash. Generally, warehouse lines of credit are used as interim, short-term financing which bears interest at a fixed margin over an index rate, such as SOFR or LIBOR. The outstanding balance of the Company’s warehouse lines of credit will fluctuate based on its lending volume. The advances received under the warehouse lines of credit are based upon a percentage of the fair value or par value of the mortgage loans collateralizing the advance, depending upon the type of mortgage loan. Should the fair value of the pledged mortgage loans decline, the warehouse provider may require the Company to provide additional cash collateral or mortgage loans to maintain the required collateral level under the relevant warehouse line. The Company did not incur any significant issuance costs related to its warehouse lines of credit. The Company has a line of credit arrangement with a third-party lender. Debt and other related issuance costs are deferred and amortized through the maturity date of the line of credit as interest and amortization on non-funding debt expense. Any modifications of the line of credit arrangement are analyzed as to whether they are an extinguishment or modification of debt on a lender-by-lender basis, which is determined by whether (1) the lender remains the same, and (2) the change in the debt terms is considered substantial. Gains and losses on debt modifications that are considered extinguishments are recognized in current earnings. Debt modifications that are not considered extinguishments are accounted for prospectively through yield adjustments, based on the revised termsDuring 2021, the Company issued Pre-Closing Bridge Notes with the Sponsor and SoftBank as described in Note 1. Sponsor and Softbank are related parties through the merger relationship and the terms of the Pre-Closing Bridge Notes are not considered at market terms and as such the Pre-Closing Bridge Notes were initially recorded at fair value with the excess of proceeds over fair value recorded as capital contributions. At issuance, the Company recorded $291.9 million in excess capital/proceeds from issuance of Pre-Closing Bridge Notes on the consolidated statements of changes in convertible preferred stock and stockholders’ equity (deficit). The excess capital/proceeds from issuance of Pre-Closing Bridge Notes is deemed to be a discount on the Pre-Closing Bridge Notes. In accordance with ASC 835-10, the Company accretes the discount to interest expense on the Pre-Closing Bridge Notes using the effective interest method over the shorter of the term of the Pre-Closing Bridge Notes, or until conversion.
Upon initial issuance, Pre-Closing Bridge Notes are evaluated for redemption and conversion features that could result in embedded derivatives that require bifurcation from the Pre-Closing Bridge Notes. Embedded derivatives are recorded at fair value as bifurcated derivative within the consolidated balance sheets and are adjusted to fair value at each reporting period, with the change in fair value included in change in fair value of bifurcated derivative, within the consolidated statements of operations and comprehensive loss.
Upon issuance, conversion features included in the Pre-Closing Bridge Notes that were deemed to be embedded derivatives were immaterial. As of December 31, 2022 and 2021, the embedded features had a fair value of $236.6 million and none, respectively, and were included as bifurcated derivative assets within the consolidated balance sheets.
Warrants
Warrant Liabilities—The Company assumed publicly-traded warrants (“Public Warrants”) issued in Aurora’s initial public offering, private placement warrants issued by Aurora in connection with its formation and warrants attached to certain private placement units (collectively, the “Private Warrants” and, together with the Public Warrants, the “Warrants”). Each Warrant issued entitles the holder to purchase one share of Better Home & Finance Holding Company Class A common stock at an exercise price of $11.50 per share, subject to certain adjustments, at any time commencing 30 days after the consummation of the Business Combination (which for the avoidance of doubt was September 21, 2023). The Public Warrants are publicly traded and may be exercised on a cashless basis upon the occurrence of certain conditions. The Private Warrants are exercisable on a cashless basis and are not redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees, subject to certain exceptions. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.
The Company evaluated the Public Warrants and Private Warrants and concluded that both meet the definition of a derivative and will be accounted for at fair value in accordance with ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, as the Public Warrants and Private Warrants are not considered indexed to the Company's stock.
The Company has used various fundraising methods, including the issuance of warrants. A warrant is a financial instrument that provides the holder of the warrant the right, but not the obligation, to buy a company’s stock in the future at a predetermined price.
Warrants to purchase convertible preferred stock are generally accounted for as a liability and are recorded at fair value on their initial issuance date and adjusted to fair value at each balance sheet date, with the change in fair value being recorded as changes in fair value of convertible preferred stock warrants, which is included in interest and other income (expense), net within the consolidated statements of operations and comprehensive loss.
Warrants to purchase common stock are accounted for as equity and are recorded at fair value on their initial issuance date.

Income taxes
Income Taxes—Income taxes are calculated in accordance with ASC 740, Accounting for Income Taxes. An estimated annual effective tax rate is applied to year-to-date income (loss). At the end of each interim period, the estimated effective tax rate expected to be applicable for the full year is calculated. This method differs from that described in the Company’s income taxes policy footnote in the audited consolidated financial statements and related notes thereto for the year ended December 31, 2022, which describes the Company’s annual significant income tax accounting policy and related methodology.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred income tax assets to the amount expected to be realized based on management’s consideration of all positive and contradictory evidence available. The Company evaluates uncertainty in income tax positions based on a more-likely-than-not recognition standard. If that threshold is met, the tax position is then measured at the largest amount that is greater than 50% likely of being realized upon ultimate settlement. If applicable, the Company records interest and penalties as a component of income tax expense.
Revenue Recognition
Revenue Recognition—The Company generates revenue from the following streams:
1)Mortgage platform revenue, net includes revenues generated from the Company's mortgage production process. See Note 4. The components of mortgage platform revenue, net are as follows:
1.Net gain (loss) on sale of loans—This represents the premium or discount the Company receives in excess of the loan principal amount and certain fees charged by loan purchasers upon sale of loans into the secondary market. Net gain (loss) on sale of loans includes unrealized changes in the fair value of LHFS which are recognized on a loan by loan basis as part of current period earnings until the loan is sold on the secondary market. The fair value of LHFS is measured based on observable market data. Also included within net gain (loss) on sale of loans is the day one recognition of the fair value of MSRs and any subsequent changes in the measurement of the fair value of the MSRs for loans sold servicing retained, including any gain or loss on subsequent sales of MSRs.
2.Integrated relationship revenue (loss)—Includes fees that the Company receives for originating loans on behalf of an integrated relationship partner which are recognized as revenue (loss) upon the integrated relationship partner’s funding of the loan. Some of the loans originated on behalf of the integrated relationship partner are purchased by the Company. Subsequent changes in fair value of loans purchased by the Company are included as part of current period earnings. These loans may be sold in the secondary market at the Company’s discretion for which any gain on sale is included in this account. For loans sold on the secondary market, the integrated relationship partner will receive a portion of the execution proceeds. A portion of the execution proceeds that is to be allocated to the integrated relationship partner is accrued as a reduction of integrated relationship revenue (loss) when the loan is initially purchased from the integrated relationship partner.
3.Changes in fair value of IRLCs and forward sale commitments—IRLCs include the fair value upon issuance with subsequent changes in the fair value recorded in each reporting period until the loan is sold on the secondary market. Fair value of forward sale commitments hedging IRLC and LHFS are measured based on quoted prices for similar assets.
2)Cash offer program revenue—The Company’s product offering includes a cash offer program (“Better Cash Offer”) where the Company works with a Buyer to identify and purchase a home directly from a property Seller. The Company will then subsequently sell the home to the Buyer. The Buyer may lease the home from the Company while the Buyer and Company go through the customary closing process to transfer ownership of the home to the Buyer. Arrangements where the Buyer leases the home from the Company are accounted for under ASC 842 while arrangements where the Buyer does not lease the home are accounted for under ASC 606. The Buyer does not directly or indirectly contract with the Seller.
For arrangements under the Better Cash Offer program that do not involve a lease, upon closing on the sale of the home from the Seller to the Company, the Company holds legal title of the home. The Company is responsible for any obligations related to the home while it holds title and is the legal owner and such is considered the principal in the transaction. The Company holds in inventory any homes where the Buyer does not subsequently purchase from the Company as well as homes held while the Company is waiting to transfer the home to the Buyer. Inventory of homes are included within prepaid expenses and other assets on the condensed consolidated balance sheets.
The Company recognizes revenue at the time of the closing of the home sale when title to and possession of the home are transferred to the Buyer. The amount of revenue recognized for each home sale is equal to the full sales price of the home. The contracts with the Buyers contain a single performance obligation that is satisfied upon the closing of the transaction and is typically completed in 1 to 90 days. The Company does not offer warranties for sold homes, and there are no continuing performance obligations following the transaction close date.
Also included in Better Cash Offer program revenue is revenue from transactions where the Company purchases the home from the Seller and subsequently leases the home to the Buyer until the title is transferred to the Buyer which is accounted for under ASC 842 in line with the Company’s accounting policy on sales-type leases as described above.
3)Other platform revenue consists of revenue from the Company’s additional homeownership offerings which primarily consist of title insurance, settlement services, and other homeownership offerings.
Title insurance, settlement services, and other homeownership offerings—Revenue from title insurance, settlement services, and other homeownership offerings is recognized based on ASU 2014-09, Revenue from Contracts with Customers (“ASC 606”). ASC 606 outlines a single comprehensive model in accounting for revenue arising from contracts with customers. The core principle, involving a five-step process, of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The Company offers title insurance as an agent and works with third-party providers that underwrite the title insurance policies. For title insurance, the Company recognizes revenue from fees upon the completion of the performance obligation which is when the mortgage transaction closes. For title insurance, the Company is the agent in the transactions as the Company does not control the ability to direct the fulfillment of the service, is not primarily responsible for fulfilling the performance of the service, and does not assume the risk in a claim against a policy.
Settlement services revenue includes fees charged for services such as title search fees, wire fees, policy and document preparation, and other mortgage settlement services. The Company recognizes revenues from settlement services upon completion of the performance obligation which is when the mortgage transaction closes. The Company may use a third-party to fulfill these services, but the Company is considered the principal in the transaction as it directs the fulfillment of the services and ultimately bears the risk of nonperformance. As the Company is the principal, revenues from settlement services are presented on a gross basis.
Performance obligations for title insurance and settlement services are typically completed 40 to 60 days after the commencement of the loan origination process. Payment for these services is typically settled in cash as part of closing costs to the borrower upon closing of the mortgage transaction.
Other homeownership offerings consists primarily of real estate services. For real estate services, the Company generates revenues from fees related to real estate agent services, including cooperative brokerage fees from the Company’s network of third-party real estate agents, as well as brokerage fees earned when the Company provides it’s in-house real estate agents to assist customers in the purchase or sale of a home. The Company recognizes revenues from real estate services upon completion of the performance obligation which is when the mortgage transaction closes. Performance obligations for real estate services are typically completed 40 to 60 days after the commencement of the home search process. Payment for these services is typically settled in cash as part of closing costs to the borrower upon closing of the mortgage transaction.
4)Net interest income (expense)—Includes interest income from LHFS calculated based on the note rate of the respective loan as well as interest expense on warehouse lines of credit.
Deferred revenue consists of fees paid to the Company in advance for the origination of loans. Such fees primarily include advance payments for loan origination and servicing on behalf of an integrated relationship partner. Deferred revenue is included within other liabilities on the consolidated balance sheets,The Company generates revenue from the following streams:
a)Mortgage platform revenue, net includes revenues generated from the Company's mortgage production process. See Note 3. The components of mortgage platform revenue, net are as follows:
i.Net gain (loss) on sale of loans—This represents the premium or discount the Company receives in excess of the loan principal amount and certain fees charged by loan purchasers upon sale of loans into the secondary market. Net gain (loss) on sale of loans includes unrealized changes in the fair value of
LHFS which are recognized on a loan by loan basis as part of current period earnings until the loan is sold on the secondary market. The fair value of LHFS is measured based on observable market data. Also included within net gain (loss) on sale of loans is the day one recognition of the fair value of MSRs and any subsequent changes in the measurement of the fair value of the MSRs for loans sold servicing retained, including any gain or loss on subsequent sales of MSRs.
ii.Integrated relationship revenue (loss)—Includes fees that the Company receives for originating loans on behalf of an integrated relationship partner which are recognized as revenue (loss) upon the integrated relationship partner’s funding of the loan. Some of the loans originated on behalf of the integrated relationship partner are purchased by the Company. Subsequent changes in fair value of loans purchased by the Company are included as part of current period earnings. These loans may be sold in the secondary market at the Company’s discretion for which any gain on sale is included in this account. For loans sold on the secondary market, the integrated relationship partner will receive a portion of the execution proceeds. A portion of the execution proceeds that is to be allocated to the integrated relationship partner is accrued as a reduction of integrated relationship revenue (loss) when the loan is initially purchased from the integrated relationship partner.
iii.Changes in fair value of IRLCs and forward sale commitments—IRLCs include the fair value upon issuance with subsequent changes in the fair value recorded in each reporting period until the loan is sold on the secondary market. Fair value of forward sale commitments hedging IRLC and LHFS are measured based on quoted prices for similar assets.
b)Cash offer program revenue—The Company’s product offering includes a Cash Offer Program where the Company works with a Buyer to identify and purchase a home directly from a property Seller. The Company will then subsequently sell the home to the Buyer. The Buyer may lease the home from the Company while the Buyer and Company go through the customary closing process to transfer ownership of the home to the Buyer. Arrangements where the Buyer leases the home from the Company are accounted for under ASC 842 while arrangements where the Buyer does not lease the home are accounted for under ASC 606. The Buyer does not directly or indirectly contract with the Seller.
For arrangements under the Cash Offer Program that do not involve a lease, upon closing on the sale of the home from the Seller to the Company, the Company holds legal title of the home. The Company is responsible for any obligations related to the home while it holds title and is the legal owner and such is considered the principal in the transaction. The Company holds in inventory any homes where the Buyer does not subsequently purchase from the Company as well as homes held while the Company is waiting to transfer the home to the Buyer. Inventory of homes are included within prepaid expenses and other assets on the consolidated balance sheets.
The Company recognizes revenue at the time of the closing of the home sale when title to and possession of the home are transferred to the Buyer. The amount of revenue recognized for each home sale is equal to the full sales price of the home. The contracts with the Buyers contain a single performance obligation that is satisfied upon the closing of the transaction and is typically completed in 1 to 90 days. The Company does not offer warranties for sold homes, and there are no continuing performance obligations following the transaction close date.
Also included in cash offer program revenue is revenue from transactions where the Company purchases the home from the Seller and subsequently leases the home to the Buyer until the title is transferred to the Buyer which is accounted for under ASC 842 in line with the Company’s accounting policy on sales-type leases as described above.
c)Other platform revenue consists of revenue from the Company’s additional homeownership offerings which primarily consist of title insurance, settlement services, and other homeownership offerings.
Title insurance, settlement services, and other homeownership offerings—Revenue from title insurance, settlement services, and other homeownership offerings is recognized based on ASU 2014-09, Revenue from Contracts with Customers (“ASC 606”). ASC 606 outlines a single comprehensive model in accounting for revenue arising from contracts with customers. The core principle, involving a five-step process, of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The Company offers title insurance as an agent and works with third-party providers that underwrite the title insurance policies. For title insurance, the Company recognizes revenue from fees upon the completion of the performance obligation which is when the mortgage transaction closes. For title insurance, the Company is the agent in the transactions as the Company does not control the ability to direct the fulfillment of the service, is not primarily responsible for fulfilling the performance of the service, and does not assume the risk in a claim against a policy.
Settlement services revenue includes fees charged for services such as title search fees, wire fees, policy and document preparation, and other mortgage settlement services. The Company recognizes revenues from settlement services upon completion of the performance obligation which is when the mortgage transaction closes. The Company may use a third-party to fulfill these services, but the Company is considered the principal in the transaction as it directs the fulfillment of the services and ultimately bears the risk of nonperformance. As the Company is the principal, revenues from settlement services are presented on a gross basis.
Performance obligations for title insurance and settlement services are typically completed 40 to 60 days after the commencement of the loan origination process. Payment for these services is typically settled in cash as part of closing costs to the borrower upon closing of the mortgage transaction.
d)Net interest income (expense)—Includes interest income from LHFS calculated based on the note rate of the respective loan as well as interest expense on warehouse lines of credit.
Mortgage Platform, Cash Offer Program, and Other Platform Expenses
Mortgage Platform Expenses—Mortgage platform expenses consist primarily of origination expenses, appraisal fees, processing expenses, underwriting, closing fees, servicing costs, and sales and operations personnel related expenses. Sales and operations personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. These expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Cash Offer Program Expenses—Better Cash Offer program expenses include the full cost of the home, including transaction closing costs and costs for maintaining the home before the legal title of the home is transferred to the Buyer. Better Cash Offer program expenses are recognized when title is transferred to the Buyer for arrangements recognized under ASC 606 and when the lease commences for arrangements recognized under ASC 842.
Other Platform Expenses—Other platform expenses relate to other non-mortgage homeownership activities, including settlement service expenses, lead generation, and personnel related costs. Settlement service expenses consist of fees for transactional services performed by third-party providers for borrowers while lead generation expenses consist of fees for services related to real estate agents. Personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. Other platform expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Mortgage platform expenses consist primarily of origination expenses, appraisal fees, processing expenses, underwriting, closing fees, servicing costs, and sales and operations personnel related expenses. Sales and operations personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. These expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.Cash offer program expenses include the full cost of the home, including transaction closing costs and costs for maintaining the home before the legal title of the home is transferred to the Buyer. Cash offer program expenses are recognized when title is transferred to the Buyer for arrangements recognized under ASC 606 and when the lease commences for arrangements recognized under ASC 842.Other platform expenses relate to other non-mortgage homeownership activities, including settlement service expenses, lead generation, and personnel related costs. Settlement service expenses consist of fees for transactional services performed by third-party providers for borrowers while lead generation expenses consist of fees for services related to real estate agents. Personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. Other platform expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
General and Administrative Expenses
General and Administrative Expenses—General and administrative expenses include personnel related expenses, including stock-based compensation and benefits for executive, finance, accounting, legal, and other administrative personnel. In addition, general and administrative expenses include external legal, tax and accounting services, and allocated occupancy expenses and related overhead based on headcount. General and administrative expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
General and administrative expenses include personnel related expenses, including stock-based compensation and benefits for executive, finance, accounting, legal, and other administrative personnel. In addition, general and administrative expenses include external legal, tax and accounting services, and allocated occupancy expenses and related overhead based on headcount. General and administrative expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Marketing and Advertising Expenses
Marketing and Advertising Expenses—Marketing and advertising expenses consist of customer acquisition expenses, brand costs, paid advertising, and personnel related costs for brand teams. For customer acquisition expenses, the Company primarily generates loan origination leads through third-party financial service websites for which they incur “pay-per-click” expenses. A majority of the Company’s marketing and advertising expenses are incurred from leads purchased from these third-party financial service websites. Personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. Marketing and advertising expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Marketing and advertising expenses consist of customer acquisition expenses, brand costs, paid advertising, and personnel related costs for brand teams. For customer acquisition expenses, the Company primarily generates loan origination leads through third-party financial service websites for which they incur “pay-per-click” expenses. A majority of the Company’s marketing and advertising expenses are incurred from leads purchased from these third-party financial service websites. Personnel related expenses include compensation and related benefits, stock-based compensation, and allocated occupancy expenses and related overhead based on headcount. Marketing and advertising expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Technology and Product Development Expenses
Technology and Product Development Expenses—Technology and product development expenses consist of employee compensation, amortization of capitalized internal-use software costs related to the Company’s technology platform, and expenses related to vendors engaged in product management, design, development, and testing of the Company’s websites and products. Employee compensation consists of stock-based compensation and benefits related to the Company’s technology team, product and creative team, and engineering team. Technology and product development expenses also include allocated occupancy expenses and related overhead based on headcount. Technology and product development expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Technology and product development expenses consist of employee compensation, amortization of capitalized internal-use software costs related to the Company’s technology platform, and expenses related to vendors engaged in product management, design, development, and testing of the Company’s websites and products. Employee compensation consists of stock-based compensation and benefits related to the Company’s technology team, product and creative team, and engineering team. Technology and product development expenses also include allocated occupancy expenses and related overhead based on headcount. Technology and product development expenses are expensed as incurred with the exception of stock-based compensation, which is recognized over the requisite service period.
Segments
Segments—The Company has one reportable segment. The Company’s chief operating decision maker, the Chief Executive Officer, reviews financial information presented on a company-wide basis for purposes of allocating resources and evaluating financial performance.
The Company has one reportable segment. The Company’s chief operating decision maker, the Chief Executive Officer, reviews financial information presented on a company-wide basis for purposes of allocating resources and evaluating financial performance.
Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In addition, in January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope and application of the original guidance. Subject to meeting certain criteria, the new guidance provides optional expedients and exceptions to applying contract modification accounting under existing U.S. GAAP, to address the expected phase out of the London Inter-bank Offered Rate (or “LIBOR”) by September 30, 2023. This guidance is effective upon issuance and allows application to contract changes as early as January 1, 2020. The guidance is effective for all companies as of March 12, 2020 and can generally be applied through December 31, 2022. In December 2022, FASB issued ASU 2022-06, Reference Rate Reform ("Topic 848"): Deferral of the Sunset Date of Topic 848, because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The adoption of the new guidance did not have a material impact on the condensed consolidated financial statements.
The Company has early adopted ASC 842 in its 2021 annual consolidated financial statements effective January 1, 2021 using a modified retrospective approach. The Company has applied the new lease requirements to leases outstanding as of the adoption date through a cumulative effect adjustment to retained earnings. The Company has elected to utilize the package of practical expedients available under ASC 842, which permit the Company to not reassess the lease identification, lease classification and initial direct costs associated with any expired or existing contracts as of the date of adoption. The Company has also made accounting policy elections to: a) exempt leases with an initial term of 12 months or less from being recognized on the balance sheet, and b) not separate non-lease components of a contract from the lease component to which they relate.
In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The standard simplifies the accounting for certain convertible instruments by removing models with specific features, amends guidance on derivative scope exceptions for contracts in an entity's own equity, and modifies the guidance on diluted earnings per share (EPS) calculations as a result of these changes. This standard is effective for public companies for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, and for all other entities beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020. The Company early adopted ASU 2020-06 on January 1, 2021 using a modified retrospective approach, and such adoption did not have a material effect on the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In addition, in January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope and application of the original guidance. Subject to meeting certain criteria, the new guidance provides optional expedients and exceptions to applying contract modification accounting under existing U.S. GAAP, to address the expected phase out of the London Inter-bank Offered Rate (or “LIBOR”) by June 30, 2023. This guidance is effective upon issuance and allows application to contract changes as early as January 1, 2020. The guidance is effective for all companies as of March 12, 2020 and can generally be applied through December 31, 2022. In December 2022, FASB issued ASU 2022-06, Reference Rate Reform ("Topic 848"): Deferral of the Sunset Date of Topic 848, because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The adoption of the new guidance did not have a material impact on the consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in this standard were issued to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments that are not accounted for at fair value through net income, including loans held for investment, held-to-maturity debt securities, trade and other receivables, net investments in leases and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require that financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard eliminates the current framework of recognizing probable incurred losses and instead requires an entity to use its current estimate of all expected credit losses over the contractual life. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the financial assets. The amendments in this standard are effective for public companies for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and for all other entities beginning after December 15, 2022, including interim periods within those fiscal years. The Company early adopted ASU 2016-13 on January 1, 2021, and such adoption did not have a material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the application of ASC 740 - Income Taxes while maintaining or improving the usefulness of information provided to users of financial statements. The modifications include removal of certain exceptions and simplification to existing requirements. The amendments in ASU 2019-12 are effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and for all other entities beginning after December 15, 2021, and interim periods within those fiscal years beginning after December 15, 2022. The Company early adopted ASU 2019-12 on January 1, 2021, and such adoption did not have a material effect on the Company’s consolidated financial statements.